Segment information - Geographical area	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Segment information - Geographical area

4.Segment information - Geographical area

Second Quarter	Asia Pacific Africa	The Americas	Europe	Total
Turnover (€ million)
2022	7,061	5,414	3,335	15,810
2023	6,699	5,700	3,340	15,739
Change (%)	(5.1)	5.3	0.1	(0.4)

First Half	Asia Pacific Africa	The Americas	Europe	Total
Turnover (€ million)
2022	13,701	9,941	5,982	29,623
2023	13,421	10,956	6,051	30,428
Change (%)	(2.0)	10.2	1.2	2.7